CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	£ (3,195)	£ 2,074	£ 16,372
Proceeds from sale and maturity	18,675	6,335	22,000
Available-for-sale financial assets:
Purchase of fixed assets	3,655	3,760	3,417
Disposal of businesses, net of cash disposed	129	5	(4,071)
Net cash flows from investing activities	6,808	(686)	(3,310)
Dividends paid to shareholders	2,284	2,014	1,070
Dividends paid to non-controlling interests	51	29	52
Interest paid	(1,275)	(1,687)	(1,840)
Net cash used in financing activities	(5,019)	(10,974)	(6,258)
Effects of exchange rate changes on cash and cash equivalents		21	2
Change in cash and cash equivalents	(1,406)	(9,565)	6,806
Cash and cash equivalents at beginning of year	62,388	71,953	65,147
Cash and cash equivalents at end of year	60,982	62,388	71,953
Proceeds from issue of subordinated liabilities		(1,061)	(338)
Repayment of subordinated liabilities	(1,008)	(7,885)	(3,199)
Change in stake of non-controlling interests	90	101	96
Company [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	8,221	(7,550)	(1,718)
Dividends received from subsidiary undertakings	2,650	3,759	1,080
Distributions on other equity instruments received	292	119
Return of capital contributions	77	441	600
Available-for-sale financial assets:
Capital lending to Lloyds Bank			(1,157)
Additional capital lending to subsidiaries	(8,476)	(4,978)
Interest received on lending to Lloyds Bank	244	496	763
Additional capital injections to subsidiaries		(3,522)
Acquisition of businesses, net of cash acquired	(320)
Net cash flows from investing activities	(5,058)	9,481	1,856
Dividends paid to shareholders	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments	(415)	(412)	(394)
Net cash used in financing activities	(2,933)	(1,913)	(309)
Change in cash and cash equivalents	230	18	(171)
Cash and cash equivalents at beginning of year	42	24	195
Cash and cash equivalents at end of year	272	42	24
Proceeds from issue of subordinated liabilities		1,061	1,436
Proceeds from issue of other equity instruments	14
Repayment of subordinated liabilities		(319)	(152)
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(3,430)	1,073	8,302
Purchases	(7,550)	(4,664)	(7,903)
Proceeds from sale and maturity	16,480	6,429	7,055
Dividends received from subsidiary undertakings	4,378	3,984	12,820
Distributions on other equity instruments received	101
Available-for-sale financial assets:
Purchase of fixed assets	(1,155)	(1,122)	(1,279)
Proceeds from sale of fixed assets	85	19	61
Purchase of other equity instruments issued by subsidiaries			(1,500)
Additional capital lending to subsidiaries	(34)
Additional capital injections to subsidiaries		(309)	(64)
Acquisition of businesses, net of cash acquired	(2,026)
Disposal of businesses, net of cash disposed	592	231	850
Net cash flows from investing activities	10,871	4,568	10,040
Dividends paid to shareholders	(2,650)	(3,040)	(1,080)
Distributions on other equity instruments	(273)	(119)
Net cash used in financing activities	3,414	(16,229)	(5,462)
Effects of exchange rate changes on cash and cash equivalents	(1)	2
Change in cash and cash equivalents	10,854	(10,586)	12,880
Cash and cash equivalents at beginning of year	45,266	55,852	42,972
Cash and cash equivalents at end of year	56,120	45,266	55,852
Proceeds from issue of subordinated liabilities		2,753
Proceeds from issue of other equity instruments		3,217
Repayment of subordinated liabilities	(675)	(13,200)	(1,266)
Return of capital contributions	(77)	(441)	(600)
Capital borrowing from the Company	8,476		1,157
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(5,959)	11,131	7,472
Purchases	(482)	(322)	(13,593)
Proceeds from sale and maturity	2,195	2,350	14,945
Available-for-sale financial assets:
Purchase of fixed assets	(2,500)	(2,638)	(2,138)
Proceeds from sale of fixed assets	1,359	1,665	1,476
Acquisition of businesses, net of cash acquired	(622)	(20)	(5)
Disposal of businesses, net of cash disposed	129	5	122
Net cash flows from investing activities	79	1,040	807
Dividends paid to shareholders	(4,378)	(4,602)	(12,820)
Distributions on other equity instruments	(120)	(101)
Dividends paid to non-controlling interests	(51)	(29)	(52)
Net cash used in financing activities	(6,381)	(11,169)	(14,355)
Effects of exchange rate changes on cash and cash equivalents	1	19	2
Change in cash and cash equivalents	(12,260)	1,021	(6,074)
Cash and cash equivalents at beginning of year	17,122	16,101	22,175
Cash and cash equivalents at end of year	4,862	17,122	16,101
Proceeds from issue of other equity instruments		305
Repayment of subordinated liabilities	(1,132)	(4,952)	(2,151)
Capital contributions received		309	165
Change in stake of non-controlling interests		(8)	1,459
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(2,027)	(2,580)	2,316
Purchases	170	56	2,142
Proceeds from sale and maturity		(2,444)
Dividends received from subsidiary undertakings	(7,028)	(7,743)	(13,900)
Distributions on other equity instruments received	(393)	(119)
Return of capital contributions	(77)	(441)	(600)
Available-for-sale financial assets:
Purchase of other equity instruments issued by subsidiaries			1,500
Capital lending to Lloyds Bank			1,157
Additional capital lending to subsidiaries	8,510	4,978
Interest received on lending to Lloyds Bank	(244)	(496)	(763)
Additional capital injections to subsidiaries		3,831	64
Acquisition of businesses, net of cash acquired	1,045
Disposal of businesses, net of cash disposed	(592)	(231)	(5,043)
Net cash flows from investing activities	916	(15,775)	(16,013)
Dividends paid to shareholders	7,028	7,642	13,900
Distributions on other equity instruments	393	220
Net cash used in financing activities	881	18,337	13,868
Change in cash and cash equivalents	(230)	(18)	171
Cash and cash equivalents at beginning of year	(42)	(24)	(195)
Cash and cash equivalents at end of year	(272)	(42)	(24)
Proceeds from issue of subordinated liabilities		(2,753)	(1,098)
Proceeds from issue of other equity instruments		(3,522)
Repayment of subordinated liabilities	799	10,586	370
Capital contributions received		(309)	(165)
Change in stake of non-controlling interests			(1,500)
Return of capital contributions	77	441	600
Capital borrowing from the Company	(8,476)		(1,157)
Group [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(3,195)	2,074	16,372
Purchases	(7,862)	(4,930)	(19,354)
Proceeds from sale and maturity	18,675	6,335	22,000
Available-for-sale financial assets:
Purchase of fixed assets	(3,655)	(3,760)	(3,417)
Proceeds from sale of fixed assets	1,444	1,684	1,537
Acquisition of businesses, net of cash acquired	(1,923)	(20)	(5)
Disposal of businesses, net of cash disposed	129	5	(4,071)
Net cash flows from investing activities	6,808	(686)	(3,310)
Dividends paid to shareholders	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments	(415)	(412)	(394)
Dividends paid to non-controlling interests	(51)	(29)	(52)
Net cash used in financing activities	(5,019)	(10,974)	(6,258)
Effects of exchange rate changes on cash and cash equivalents		21	2
Change in cash and cash equivalents	(1,406)	(9,565)	6,806
Cash and cash equivalents at beginning of year	62,388	71,953	65,147
Cash and cash equivalents at end of year	60,982	62,388	71,953
Proceeds from issue of subordinated liabilities		1,061	338
Proceeds from issue of other equity instruments	14
Repayment of subordinated liabilities	(1,008)	(7,885)	(3,199)
Change in stake of non-controlling interests		(8)	(41)
Subordinated Liabilities [Member] | Company [Member]
Available-for-sale financial assets:
Interest paid	(248)
Subordinated Liabilities [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Interest paid	(668)
Subordinated Liabilities [Member] | Subsidiaries [member]
Available-for-sale financial assets:
Interest paid	(700)
Subordinated Liabilities [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Interest paid	341
Subordinated Liabilities [Member] | Group [Member]
Available-for-sale financial assets:
Interest paid	(1,275)
Repayments to parent company [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Interest paid	(244)
Repayments to parent company [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Interest paid	244
Repayments by subsidiaries [Member] | Company [Member]
Available-for-sale financial assets:
Capital repayments	475	13,166
Repayments by subsidiaries [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Capital repayments	(475)	(13,166)
Repayments to parent company [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Capital repayments	(475)
Interest paid		(496)
Repayments to parent company [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Capital repayments	£ 475
Interest paid		496
Subordinated Liabilities [Member] | Company [Member]
Available-for-sale financial assets:
Interest paid		(229)	(129)
Subordinated Liabilities [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Interest paid		(1,516)	(1,755)
Subordinated Liabilities [Member] | Subsidiaries [member]
Available-for-sale financial assets:
Interest paid		(893)	(956)
Subordinated Liabilities [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Interest paid		951	1,000
Subordinated Liabilities [Member] | Group [Member]
Available-for-sale financial assets:
Interest paid		(1,687)	(1,840)
Repayments by Lloyds Bank [Member] | Company [Member]
Available-for-sale financial assets:
Capital repayments			570
Repayments by Lloyds Bank [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Capital repayments		(3,387)
Repayments by Lloyds Bank [Member] | Subsidiaries [member]
Available-for-sale financial assets:
Capital repayments		(1,198)
Repayments by Lloyds Bank [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Capital repayments		£ 4,585	(570)
Repayments to the company [Member] | Lloyds Bank [Member]
Available-for-sale financial assets:
Capital repayments			(1,155)
Interest paid			(763)
Repayments to the company [Member] | Consolidation adjustments [Member]
Available-for-sale financial assets:
Capital repayments			1,155
Interest paid			£ 763